MATERIAL PARTLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of Interest in Subsidiaries

Name	Non-controlling interest holding			Country of incorporation and operation
	2021	2020	2019
Cerro Vanguardia S.A. (CVSA)	7.5%	7.5%	7.5%	Argentina
Société AngloGold Ashanti de Guinée S.A. (Siguiri)	15%	15%	15%	Republic of Guinea

Financial information of subsidiaries that have material non-controlling interests are provided below:

	US Dollars
Figures in millions	2021	2020	2019
Profit (loss) allocated to material non-controlling interests
CVSA	5	8	5
Siguiri	19	10	—
Accumulated balances of material non-controlling interests
CVSA	11	14	13
Siguiri	41	31	23

Summarised financial information of subsidiaries is as follows. The information is based on amounts including inter-company balances.

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of profit or loss for 2021
Revenue	371	546
Profit (loss) for the year	75	124
Total comprehensive income (loss) for the year, net of tax	75	124
Attributable to non-controlling interests	5	19
Dividends paid to non-controlling interests	(8)	(8)

Statement of profit or loss for 2020
Revenue	440	453
Profit (loss) for the year	84	68
Total comprehensive income (loss) for the year, net of tax	84	68
Attributable to non-controlling interests	8	10
Dividends paid to non-controlling interests	(6)	(3)

Statement of profit or loss for 2019
Revenue	390	349
Profit (loss) for the year	68	1
Total comprehensive income (loss) for the year, net of tax	68	1
Attributable to non-controlling interests	5	—
Dividends paid to non-controlling interests	(7)	(9)
Summarised financial information of subsidiaries is as follows. The information is based on amounts before inter-company eliminations.

	US Dollars
Figures in millions	CVSA	Siguiri

Statement of financial position as at 31 December 2021
Non-current assets	240	229
Current assets (1)	252	234
Non-current liabilities	(132)	(68)
Current liabilities	(218)	(122)
Total equity	142	273

Statement of financial position as at 31 December 2020
Non-current assets	202	233
Current assets	254	224
Non-current liabilities	(123)	(138)
Current liabilities	(150)	(117)
Total equity	183	202

Statement of financial position as at 31 December 2019
Non-current assets	177	245
Current assets	202	170
Non-current liabilities	(120)	(141)
Current liabilities	(82)	(121)
Total equity	177	153

Statement of cash flows for the year ended 31 December 2021
Cash inflow (outflow) from operating activities	165	197
Cash inflow (outflow) from investing activities	(23)	(38)
Cash inflow (outflow) from financing activities	(112)	(143)
Net increase (decrease) in cash and cash equivalents	30	16

Statement of cash flows for the year ended 31 December 2020
Cash inflow (outflow) from operating activities	169	63
Cash inflow (outflow) from investing activities	(16)	(30)
Cash inflow (outflow) from financing activities	(59)	(11)
Net increase (decrease) in cash and cash equivalents	94	22

Statement of cash flows for the year ended 31 December 2019
Cash inflow (outflow) from operating activities	107	46
Cash inflow (outflow) from investing activities	(30)	(22)
Cash inflow (outflow) from financing activities	(47)	(30)
Net increase (decrease) in cash and cash equivalents	30	(6)
(1) CVSA had a cash balance equivalent to $139m (2020: $137m), following the payment to AngloGold Ashanti of $19m (2020: nil) offshore dividend during the fourth quarter of 2021. The remaining declared attributable dividend of $131m (2020: $50m) is available for payment to AngloGold Ashanti's offshore and onshore investment holding companies. Applications have been made to the Argentinean Central Bank to approve the payment of $114m (2020: $11m) of the offshore declared dividends. While the approval is pending, the cash remains fully available for CVSA’s operational requirements.